Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares Outstanding, Beginning Balance	896,662	713,659	302,015
Number of Shares, Granted	1,711,196	290,399	441,288
Number of Shares, Exercised	0	0	0
Number of Shares, Cancelled/forfeited/expired	(123,572)	(107,396)	(29,644)
Number of Shares Outstanding, Ending Balance	2,484,286	896,662	713,659	302,015
Number of Shares, Vested and unvested expected to vest, Ending Balance	2,267,826	801,529
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 8.80	$ 11.03	$ 18.88
Weighted Average Exercise Price Per Share, Granted	1.49	2.51	6.01
Weighted Average Exercise Price Per Share, Cancelled/forfeited/expired	5.13	7.99	13.83
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	3.93	8.80	$ 11.03	$ 18.88
Weighted Average Exercise Price Per Share, Vested and unvested expected to vest, Ending Balance	$ 4.16	$ 9.26
Weighted Average Remaining Contractual Term in Years, Cancelled/forfeited/expired	8 years 8 months 12 days
Weighted Average Remaining Contractual Term in Years, Outstanding	8 years 10 months 25 days	8 years 6 months	8 years 9 months 18 days	9 years
Weighted Average Remaining Contractual Term in Years, Vested and unvested expected to vest	8 years 9 months 18 days	8 years